Basis of Presentation and Going Concern	12 Months Ended
Dec. 31, 2024
Basis of Presentation and Going Concern [Abstract]
BASIS OF PRESENTATION AND GOING CONCERN

2 – BASIS OF PRESENTATION AND GOING CONCERN

2.1 Basis of presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of Marti Technologies, Inc (formerly Galata), as ultimate parent, Marti Technologies I Inc. (formerly Marti Technologies Inc.) and its wholly-owned subsidiary Marti Ileri.

All inter-company balances and transactions have been eliminated. The Group uses the U.S dollar (“US$”) as its functional currency. The consolidated financial statements have been presented in US$.

Hyperinflationary accounting

Marti İleri Teknoloji A.Ş. used Turkish Lira (“TL”) as its functional currency until the end of February 2022. Since the cumulative three-year inflation rate rose to above 100% at the end of February 2022, based on the Turkish nation-wide consumer price indices announced by Turkish Statistical Institute (“TSI”) Turkiye is considered a hyperinflationary economy under FASB ASC Topic 830, Foreign Currency Matters starting from March 1, 2022.

Consequently, Marti Ileri Teknoloji A.Ş. remeasured its financial statements prospectively into its new functional currency – US$ which is a non-highly inflationary currency, in accordance with ASC 830 Foreign Currency Matters, at the application date (March 1, 2022). As of the application date, the opening balances of non-monetary items were remeasured in US dollars. Subsequently, non-monetary items are accounted for as if they had always been assets and liabilities in US$. Monetary items are treated in the same manner as any other foreign currency monetary items. Subsequently, monetary items are remeasured into US$ using exchange rates as at balance sheet date. Differences arising from the remeasurement of monetary items are recognized in profit or loss.

2.2 Going concern

The Group has experienced recurring operating losses from operating activities since its inception and a deficit on its stockholders’ equity. To date, these operating losses have been funded primarily by stockholders. The Group had net losses of US$73,880,982, accumulated losses of US$139,487,178 at December 31, 2024 and the Group has used US$25,077,064 cash for its operations during the same period.

These consolidated financial statements have been prepared in accordance with the going concern principle. Management has performed a going concern assessment for a period of twelve months from the date of approval of these consolidated financial statements to assess whether conditions exist that raise substantial doubt regarding the Group’s ability to continue as a going concern. Management has assumed growth rates through the twelve months following the issuance date of these consolidated financial statements based on (i) historical data, (ii) the operational results subsequent to the financial reporting date up to the date of the assessment, and (iii) revenue projections. This assessment indicates that the Group has sufficient liquidity to settle liabilities as they become due for the next twelve months.

Further, in March 2025, the Group entered into an additional subscription agreement with certain lenders and pursuant to the terms of the additional subscription agreement, the lenders subscribed for Convertible Notes in an aggregate principal amount of US$2,000,000.

In April 2025, the Group entered into an additional subscription agreement with certain lenders and pursuant to the terms of the additional subscription agreement, the lenders subscribed for Convertible Notes in an aggregate principal amount of US$23,000,000.

Based on the above facts, management believes that they will be successful in executing the planned strategy to meet working capital and capital expenditure requirements that may fall for the next twelve months after the approval of the consolidated financial statements. Based on this, the management believes that it remains appropriate to prepare these consolidated financial statements on a going concern basis.